Interest on Loans by Facility (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 2,194,525.5	$ 26,332.2	₨ 1,351,818.0	₨ 1,057,925.6
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	555,377.8	6,664.0	363,842.1	250,779.5
Retail loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	1,617,982.2	19,414.2	₨ 987,975.9	₨ 807,146.1
Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 21,165.5	$ 254.0